Stock Options (Details) - USD ($)		1 Months Ended				3 Months Ended		12 Months Ended
	Oct. 15, 2021	Feb. 23, 2023	Apr. 16, 2022	Nov. 21, 2020	Oct. 30, 2020	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2022	Nov. 30, 2021
Stock Options (Details) [Line Items]
Stock options aggregate					545,182
Conversion price (in Dollars per share)					$ 2
Consulting fees (in Dollars)					$ 1,090,361					$ 4,296,763	$ 1,478,590
Company granted option	1,280,002		761,920	545,182				761,920	1,280,002
Options vested grant date exercisable	10 years		10 years	10 years
Exercise price per share (in Dollars per share)	$ 3	$ 1.05	$ 3
Fair value of options granted (in Dollars)								$ 2.79
Stock-based compensation expense (in Dollars)						$ 0	$ 0	1,241,930	$ 2,675,205
Fair value of options granted (in Dollars)								$ 1.63	$ 2.09
2016 Equity Incentive Plan [Member]
Stock Options (Details) [Line Items]
Options available for grant								3,860,211